Investments (Tables)	12 Months Ended
Dec. 31, 2013
Investments, Debt and Equity Securities [Abstract]
Schedule of Amortized Cost and Fair Value of Securities Available-for-sale
The amortized cost and fair value of securities available for sale are as follows:

	As of December 31, 2013
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Value
Mortgage-backed securities	$106,977	$706	$(5,578)	$102,105
Available for sale securities	$106,977	$706	$(5,578)	$102,105

	As of December 31, 2012
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Value
Asset-backed securities	$510,666	$21,608	$(119)	$532,155
Mortgage-backed securities	60,943	2,046	(397)	62,592
Available for sale securities	$571,609	$23,654	$(516)	$594,747

Amortizzed Cost and Fair Value of Securities by Contractual Maturities
As of December 31, 2013, the amortized cost and fair value of securities, by contractual maturities, were as follows:

Year of Maturity	Amortized Cost	Estimated Fair Value
2038	$1,005	$1,073
2039	14,409	15,047
2042	30,580	27,571
2043	60,983	58,414
Total	$106,977	$102,105